Accounts Receivable And Other Receivables - Summary of Accounts Receivable and Other Receivable (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Trade And Other Accounts Receivables [Abstract]
Trade accounts receivable, net	$ 57,011	$ 23,117
Trade accounts receivable from shareholders exercising significant influence	9,653	9,842
Other receivables	482	803
Trade and other current receivables	$ 67,146	$ 33,762